Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
LAFFER|TENGLER Equity Income ETF
Shareholder Report [Line Items]
Fund Name	Laffer|Tengler Equity Income ETF
Class Name	Laffer|Tengler Equity Income ETF
Trading Symbol	TGLR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Laffer|Tengler Equity Income ETF for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tglretf.com. You can also contact us at (833) 759-6110.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occured during the reporting period.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.tglretf.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Laffer|Tengler Equity Income ETF	$51	0.95%¹
¹	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95% [1]
Material Change Date	Oct. 29, 2025
Net Assets	$ 27,442,907
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ 101,908
Investment Company, Portfolio Turnover	6.49%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Net Assets	$27,442,907
Number of Holdings	32
Total Net Advisory Fee	$101,908
Portfolio Turnover Rate	6.49%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of January 31, 2026) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Lam Research Corp.	5.85%
Goldman Sachs Group, Inc.	4.86%
American Express Co.	4.80%
Walmart, Inc.	4.73%
RTX Corp.	4.50%
JPMorgan Chase & Co.	4.44%
Broadcom, Inc.	4.24%
Alphabet, Inc. Class A	4.09%
Microsoft Corp.	3.81%
Abbvie, Inc.	3.38%

Material Fund Change [Text Block]

Material Changes

Fund Reorganization

On October 29, 2025, the Board of Trustees of ETF Opportunities Trust approved an Agreement and Plan of Reorganization pursuant to which the LAFFER|TENGLER Equity Income ETF (the “Target Fund”) will be reorganized into the Wedbush LAFFER|TENGLER New Era Value ETF (the “Acquiring Fund”), a newly created series of Wedbush Series Trust. Under the Plan, the Target Fund will transfer all assets and liabilities to the Acquiring Fund in exchange for shares of the Acquiring Fund, which will be distributed to shareholders. At a Special Meeting held on March 20, 2026, shareholders approved the Plan.

[1]	Annualized.